Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Interest and dividend receivable excluded from fair value of pension plan assets	$ 39	$ 36
Accruals for pension administration expense excluded from fair value of pension plan assets	6	10
Taxes payable excluded from pension plan assets fair value	2
Payable to participants excluded from pension plan assets fair value	6
Sale of investments receivable excluded from fair value of pension plan assets	17	3
Purchase of investments payable excluded from fair value of pension plan assets	9	5
Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	8,071	7,826
Total fair value of plan liabilities	1	2
Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	1	2
Pooled Funds [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,450	1,101
Cash and Cash Equivalents [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	163	159
Short-term Securities [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	175	98
Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2	5
Corporate Shares - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	142	107
Corporate Shares - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,544	3,764
Bonds and Debentures - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,499	2,427
Bonds and Debentures - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	96	165
Level 1 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,640	3,811
Total fair value of plan liabilities	0	0
Level 1 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0	0
Level 1 [Member] | Pooled Funds [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Cash and Cash Equivalents [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	163	159
Level 1 [Member] | Short-term Securities [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Corporate Shares - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	142	107
Level 1 [Member] | Corporate Shares - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,335	3,545
Level 1 [Member] | Bonds and Debentures - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Bonds and Debentures - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,002	2,936
Total fair value of plan liabilities	1	2
Level 2 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	1	2
Level 2 [Member] | Pooled Funds [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	21	22
Level 2 [Member] | Cash and Cash Equivalents [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Short-term Securities [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	175	98
Level 2 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2	5
Level 2 [Member] | Corporate Shares - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Corporate Shares - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	209	219
Level 2 [Member] | Bonds and Debentures - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,499	2,427
Level 2 [Member] | Bonds and Debentures - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	96	165
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,429	1,079	$ 651
Level 3 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,429	1,079
Total fair value of plan liabilities	0	0
Level 3 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0	0
Level 3 [Member] | Pooled Funds [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,429	1,079
Level 3 [Member] | Cash and Cash Equivalents [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Short-term Securities [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Corporate Shares - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Corporate Shares - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Bonds and Debentures - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Bonds and Debentures - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 0	$ 0